UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
Two Sigma Absolute Return Macro Cayman Fund, Ltd.	7/1/2014	$2,000,000	$2,130,578	3.16%

Total Commodity Trading Advisors - Managed Futures		2,000,000	2,130,578	3.16

Distressed
Monarch Debt Recovery Fund Ltd	3/1/2011	450,000	487,453	0.72
York Credit Opportunities Unit Trust	5/1/2010	1,900,000	2,522,606	3.75

Total Distressed		2,350,000	3,010,059	4.47

Equity Long/Short - High Hedge
Citadel Tactical Trading Ltd.	7/1/2010	585,060	1,398,562	2.08
Millennium International, Ltd.	5/1/2010	2,225,534	3,330,401	4.94
Visium Balanced Offshore Fund, Ltd.	3/1/2011	1,100,000	1,626,709	2.42

Total Equity Long/Short - High Hedge		3,910,594	6,355,672	9.44

Equity Long/Short - Opportunistic
Anchor Bolt Offshore Fund, Ltd.	1/1/2014	2,500,000	3,073,509	4.56
Broadway Gate Offshore Fund, Ltd.	5/1/2010	1,775,000	2,380,119	3.53
Destrier Capital Partners, Ltd.	9/1/2013	2,400,000	2,322,609	3.45
Doonbeg Fund, Ltd.	6/1/2013	2,300,000	2,483,117	3.69
Quentec Fund, Ltd.	11/1/2012	1,550,000	2,232,838	3.32

Total Equity Long/Short - Opportunistic		10,525,000	12,492,192	18.55

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Equity
Ionic Event Driven Fund Ltd.	8/1/2013	$2,550,000	$2,683,868	3.98%
LionEye Offshore Fund Ltd.	10/1/2014	1,250,000	1,370,851	2.04
Sachem Head Offshore Ltd.	11/1/2014	2,250,000	2,516,561	3.74

Total Event Driven Equity		6,050,000	6,571,280	9.76

Macro
Autonomy Global Macro Fund Limited	11/1/2014	1,900,000	1,745,051	2.59
Brevan Howard Fund Limited	6/1/2010	652,648	676,318	1.00
D.E. Shaw Oculus International Fund	5/1/2010	1,550,000	2,473,439	3.67
Discovery Global Opportunity Fund, Ltd.	5/1/2010	1,250,000	1,761,056	2.62
Fortress Asia Macro Fund Ltd	8/1/2011	2,200,000	2,794,207	4.15
Stone Milliner Macro Fund Inc.	12/1/2013	2,550,000	3,065,560	4.55
Trient Global Macro Fund	10/1/2013	2,000,000	1,846,197	2.74

Total Macro		12,102,648	14,361,828	21.32

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund Ltd	7/1/2011	2,625,000	2,984,238	4.43

Total Merger/Risk Arbitrage		2,625,000	2,984,238	4.43

Mortgage Arbitrage
Cerberus Global Residential Mortgage Opportunity Feeder Fund, Ltd. (formerly Cerberus RMBS Opportunities Feeder Fund, Ltd.)	1/1/2012	1,999,622	2,785,644	4.13
Midway Market Neutral International Fund, Ltd.	4/1/2013	2,099,285	2,429,044	3.61
Tilden Park Offshore Investment Fund Ltd.	3/1/2012	2,100,000	3,420,207	5.08

Total Mortgage Arbitrage		6,198,907	8,634,895	12.82

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Citadel Kensington Global Strategies Fund Ltd.	11/1/2011	$2,300,000	$3,899,708	5.79%
Farallon Capital Offshore Investors, Inc.	5/1/2010	2,200,000	2,655,646	3.94
HBK Multi-Strategy Offshore Fund Ltd.	5/1/2010	2,000,000	2,565,032	3.81
QVT Offshore Ltd.	1/1/2014	2,400,000	2,461,709	3.65

Total Multi-Strategy		8,900,000	11,582,095	17.19

Statistical Arbitrage
GSA International Fund Limited	2/1/2011	1,113,539	1,684,608	2.50
OxAM Quant Fund (International) Limited	3/1/2015	1,599,998	1,672,160	2.48
Two Sigma Eclipse Cayman Fund, Ltd.	4/1/2011	643,446	1,005,612	1.49
Two Sigma Spectrum Cayman Fund, Ltd.	5/1/2010	1,752,858	2,544,998	3.78

Total Statistical Arbitrage		5,109,841	6,907,378	10.25

Total Investments in Investment Funds		$59,771,990	75,030,215	111.39

Liabilities in excess of Other Assets			(7,674,513)	(11.39)

Total Net Assets			$67,355,702	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Strategy Allocation	Percent of Net Assets
Macro	21.32%
Equity Long/Short - Opportunistic	18.55
Multi-Strategy	17.19
Mortgage Arbitrage	12.82
Statistical Arbitrage	10.25
Event Driven Equity	9.76
Equity Long/Short - High Hedge	9.44
Distressed	4.47
Merger/Risk Arbitrage	4.43
Commodity Trading Advisors - Managed Futures	3.16

Total Investments in Investment Funds	111.39%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of AIP Multi-Strategy Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to March 31, 2015, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$2,130,578	$—	$2,130,578
Distressed	—	2,694,644	315,415	3,010,059
Equity Long/Short - High Hedge	—	3,025,271	3,330,401	6,355,672
Equity Long/Short - Opportunistic	—	9,649,249	2,842,943	12,492,192
Event Driven Equity	—	3,479,128	3,092,152	6,571,280
Macro	—	12,616,777	1,745,051	14,361,828
Merger/Risk Arbitrage	—	—	2,984,238	2,984,238
Mortgage Arbitrage	—	2,429,044	6,205,851	8,634,895
Multi-Strategy	—	2,953,342	8,628,753	11,582,095
Statistical Arbitrage	—	5,235,218	1,672,160	6,907,378

Total Investment Funds	$—	$44,213,251	$30,816,964	$75,030,215

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2015 through March 31, 2015:

Investment Funds	Balance as of December 31, 2014	Transfers into Level 3*	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2015
Distressed	$2,659,187	$310,033	$(2,659,187)	$—	$—	$—	$5,382	$315,415
Equity Long/Short - High Hedge	3,146,849	—	—	—	—	—	183,552	3,330,401
Equity Long/Short - Opportunistic	2,454,629	—	—	500,000	—	—	(111,686)	2,842,943
Event Driven Equity	1,898,370	—	—	950,000	—	—	243,782	3,092,152
Macro	1,771,204	—	—	—	—	—	(26,153)	1,745,051
Merger/Risk Arbitrage	2,971,019	—	—	—	—	—	13,219	2,984,238
Mortgage Arbitrage	6,186,642	—	—	—	—	—	19,209	6,205,851
Multi-Strategy	8,389,687	—	—	—	—	—	239,066	8,628,753
Statistcal Arbitrage	—	—	—	1,600,000	—	—	72,160	1,672,160

Total Investment Funds	$29,477,587	$310,033	$(2,659,187)	$3,050,000	$—	$—	$638,531	$30,816,964

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2015
Investment Funds
Distressed	$5,382
Equity Long/Short - High Hedge	183,552
Equity Long/Short - Opportunistic	(111,686)
Event Driven Equity	243,782
Macro	(26,153)
Merger/Risk Arbitrage	13,219
Mortgage Arbitrage	19,209
Multi-Strategy	239,066
Statistical Arbitrage	72,160

Total Investment Funds	$638,531

*	Transfers into Level 3 of $310,033 and out of Level 3 of $2,659,187 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Multi-Strategy Fund A

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 28, 2015